Note Restructuring plans (Detail) - USD ($) $ in Thousands	12 Months Ended			18 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Continuing Operations
Restructuring Cost And Reserve [Line Items]
Personnel costs	$ 477,519	$ 418,679	$ 428,697
Net occupancy expenses	86,888	86,707	86,651
Equipment Expense	60,110	48,917	46,028
Professional fees	308,985	282,055	278,127
Other operating expenses	95,075	95,373	91,876
Restructuring Charges	18,412	26,725	$ 0
Restructuring Charges
Restructuring Cost And Reserve [Line Items]
Personnel costs	12,937	17,516
Net occupancy expenses	3,476	3,905
Equipment Expense	247	457
Professional fees	724	3,133
Other operating expenses	1,028	1,714
Restructuring Charges	$ 18,412	$ 26,725		$ 45,100